UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road           Willow Grove, PA  19090

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end: 12/31/2008

Date of reporting period: 03/31/2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST OPTI-flex® Fund
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	Shares	Value
Registered Investment Companies - 99.94%
BlackRock Large Cap Value Fund Institutional Class	5,999	$ 99,880
Burnham Financial Services Fund Class A	7,068	117,826
CGM Focus Fund	14,332	693,533
Dreyfus Premier Emerging Markets Fund Class A	26,370	472,819
DWS Dreman High Return Equity Fund Class A	6,153	249,443
DWS Dreman Small Cap Value Fund Class A	3,519	110,956
FBR Focus Fund	5,540	268,493
FBR Small Cap Financial Fund	15,177	233,725
Franklin Balance Sheet Investment Fund Class A	4,146	224,865
Franklin MicroCap Value Fund Class A	7,562	245,173
Franklin Mutual Recovery Fund Class A	29,266	350,605
Hotchkis and Wiley Small Cap Value Fund Class A	3,342	107,197
Matthews Asian Growth and Income Fund	24,705	467,904
Oppenheimer Developing Markets Fund Class A	10,658	466,481
Pioneer Cullen Value Fund Class A	23,112	456,923
Pioneer Global High Yield Fund Class A	32,813	362,587
Pioneer High Yield Fund Class A	7,854	77,599
Professionally Managed Portfolios - Hodges Fund	16,190	398,438
Professionally Managed Portfolios - Hodges Small Cap Fund	7,375	69,985
Rydex Russell 2000 2x Strategy Fund Class H	27,145	511,412
Schneider Value Fund	13,550	258,662
Templeton Developing Markets Trust Class A	17,366	448,915
Templeton Global Long-Short Fund Class A	27,840	351,343

Total Registered Investment Companies (Cost $7,071,899)		7,044,764

Short-Term Investments - 0.48%
Fidelity Institutional Money Market Portfolio - 3.13% * (Cost $33,543)	33,543	33,543

Total Investments (Cost $7,105,442) - 100.42%		$ 7,078,307

Liabilities in Excess of Other Assets, Net - (0.42%)		(29,612)

Net Assets - 100%		$ 7,048,695

* Variable Rate Security; The coupon rate shown represents the rate at March 31, 2008, is subject to change and resets daily.

As of March 31, 2008, the Catalyst OPTI-flex® Fund's cost and unrealized appreciation / (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 7,109,506
Unrealized Appreciation / (Depreciation):
Gross Appreciation		717,855
Gross Depreciation		(749,054)
Net Unrealized Depreciation		$ (31,199)

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Fund

By:   /s/ Christopher F. Anci

   ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Christopher F. Anci

    ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  May 27, 2008

By:   /s/ David F. Ganley

   ---------------------------------------------

Name:   David F. Ganley

Title:  Principal Financial Officer

Date:   May 27, 2008